Commitments - Schedule of Commitments (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of contingent liabilities [line items]
Total commitments	$ 115,286
State Guaranteed loan PGE [Member]
Disclosure of contingent liabilities [line items]
Total commitments	14,057
EIB Loan [Member]
Disclosure of contingent liabilities [line items]
Total commitments	22,100
Bpifrance's Advance [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,910
It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	319
License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	13,480
Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	71
Lease Agreement [Member]
Disclosure of contingent liabilities [line items]
Total commitments	63,349
Less than One Year [member]
Disclosure of contingent liabilities [line items]
Total commitments	17,918
Less than One Year [member] | State Guaranteed loan PGE [Member]
Disclosure of contingent liabilities [line items]
Total commitments	5,107
Less than One Year [member] | EIB Loan [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0
Less than One Year [member] | Bpifrance's Advance [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0
Less than One Year [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	233
Less than One Year [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,400
Less than One Year [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	71
Less than One Year [member] | Lease Agreement [Member]
Disclosure of contingent liabilities [line items]
Total commitments	11,107
1-3 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	31,483
1-3 years [member] | State Guaranteed loan PGE [Member]
Disclosure of contingent liabilities [line items]
Total commitments	8,950
1-3 years [member] | EIB Loan [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0
1-3 years [member] | Bpifrance's Advance [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0
1-3 years [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	86
1-3 years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	2,800
1-3 years [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	0
1-3 years [member] | Lease Agreement [Member]
Disclosure of contingent liabilities [line items]
Total commitments	19,647
3-5 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	18,279
3-5 years [member] | State Guaranteed loan PGE [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0
3-5 years [member] | EIB Loan [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0
3-5 years [member] | Bpifrance's Advance [Member]
Disclosure of contingent liabilities [line items]
Total commitments	433
3-5 years [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0
3-5 years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	2,800
3-5 years [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	0
3-5 years [member] | Lease Agreement [Member]
Disclosure of contingent liabilities [line items]
Total commitments	15,046
More than Five Years [member]
Disclosure of contingent liabilities [line items]
Total commitments	47,606
More than Five Years [member] | State Guaranteed loan PGE [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0
More than Five Years [member] | EIB Loan [Member]
Disclosure of contingent liabilities [line items]
Total commitments	22,100
More than Five Years [member] | Bpifrance's Advance [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,477
More than Five Years [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0
More than Five Years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	6,480
More than Five Years [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	0
More than Five Years [member] | Lease Agreement [Member]
Disclosure of contingent liabilities [line items]
Total commitments	$ 17,548